10. Convertible Debt: Schedule of Maturities of Long-term Debt (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
Schedule of Maturities of Long-term Debt
December 31,
2014	$3,758,000
$3,758,000